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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07564

             Morgan Stanley California Quality Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                           (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
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MORGAN STANLEY CALIFORNIA QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS July 31, 2005 (unaudited)

PRINCIPAL
AMOUNT IN                                                                          COUPON    MATURITY
THOUSANDS                                                                           RATE       DATE         VALUE
---------                                                                          ------    --------   ------------
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (135.8%)
            General Obligation (10.9%)
            California,
 $  5,000      Various Purpose Dtd 04/01/02                                         6.00%    04/01/19   $  5,925,700
    1,375      Various Purpose Dtd 04/01/93                                         5.90     04/01/23      1,380,514
    6,900   Poway Unified School District, 2002 Ser A (MBIA)                        5.00     08/01/27      7,269,564
    1,000   Washington Unified School District, 2004 Ser A (FGIC)                   5.00     08/01/21      1,068,630
 --------                                                                                               ------------
   14,275                                                                                                 15,644,408
 --------                                                                                               ------------

            Educational Facilities Revenue (14.3%)
    1,240   ABAG Finance Authority for Nonprofit Corporations, California School    5.25     10/01/26      1,297,648
               of Mechanical Art - Lick-Wilmeading High School Ser 2002
            California Educational Facilities Authority,                            5.60     10/01/23      5,022,700
    5,000      Carnegie Institute of Washington 1993 Ser A
    2,000      Pitzer College Ser 2005 A                                            5.00     04/01/30      2,056,260
    2,005      University of Redlands Ser A                                         5.00     10/01/31      2,067,796
            California State University,
    1,400      Ser 2003 A (FGIC)                                                    5.25     11/01/21      1,541,092
    1,200      Ser 2005 A (Ambac)                                                   5.00     11/01/35      1,271,676
            University of California,
    2,000      Multiple Purpose Ser Q (FSA)                                         5.00     09/01/31      2,096,780
    5,000      Ser 2003 A (Ambac)                                                   5.00     05/15/33      5,237,850
 --------                                                                                               ------------
   19,845                                                                                                 20,591,802
 --------                                                                                               ------------

            Electric Revenue (15.7%)
    5,000   California Department of Water Resources, Power Supply Ser 2002        5.375     05/01/17      5,485,000
               A (XLCA)
            Los Angeles Department of Water & Power,
    3,000      2003 Ser A Subser A-2 (MBIA)**                                       5.00     07/01/22      3,195,180
    2,000      2001 Ser A                                                           5.00     07/01/24      2,049,600
    4,000   Modesto Irrigation District, Ser 2001 A COPs (FSA)                      5.00     07/01/31      4,145,320
            Santa Clara,
    2,610      Sub Ser 2003 A (MBIA)                                                5.00     07/01/23      2,769,628
    2,735      Sub Ser 2003 A (MBIA)                                                5.00     07/01/24      2,897,322
    2,000   Turlock Irrigation District, Refg 1998 Ser A (MBIA)                     5.00     01/01/26      2,093,580
 --------                                                                                               ------------
   21,345                                                                                                 22,635,630
 --------                                                                                               ------------

            Hospital Revenue (10.3%)
            California Health Facilities Financing Authority,
    2,555      Catholic Healthcare West 2004 Ser G                                  5.25     07/01/23      2,680,093
    3,000      Cedars-Sinai Medical Center Ser 1997 A (MBIA)                        5.25     08/01/27      3,165,990
    5,000   California Infrastructure & Economic Development Bank, Kaiser           5.55     08/01/31      5,326,150
               Hospital Ser 2001 A
    1,000   California Statewide Community Development Authority,
                Huntington Memorial Hospital Ser 2005                               5.00     07/01/27      1,035,170
    2,500   Central California Joint Powers Health Financing Authority,             6.00     02/01/30      2,628,425
 --------                                                                                               ------------
               Community Hospitals of Central California Ser 2000 COPs
   14,055                                                                                                 14,835,828
 --------                                                                                               ------------

            Industrial Development/Pollution Control Revenue (3.4%)
    2,500   California Pollution Control Financing Authority, San Diego Gas &       5.90     06/01/14      2,873,275
               Electric Co 1996 Ser A
    2,000   Golden State Tob Securitization Corp, Enhanced Asset Backed Ser         5.00     06/01/45      2,055,280
 --------                                                                                               ------------
               A 2005
    4,500                                                                                                  4,928,555
 --------                                                                                               ------------

            Mortgage Revenue - Single Family (3.4%)
    4,910   California Housing Finance Agency, Home 1993 Ser B                      5.65     08/01/14      4,947,365
 --------                                                                                               ------------

            Public Facilities Revenue (14.0%)
            California Public Works Board,
    1,000      Butterfield State Office 2005 Ser A                                  5.25     06/01/30      1,072,180
    2,000      Mental Health 2004 Ser A                                             5.00     06/01/24      2,093,680
    2,965      Mental Health 2004 Ser A                                             5.00     06/01/25      3,126,147
    4,000   Irvine Unified School District - Community Facilities District          5.00     11/01/19      4,277,040
               #86-1, Special Tax Ser 1998 (Ambac)

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
    3,000   Sacramento City Financing Authority, 2003 Capital Improvement           5.00     12/01/33      3,133,920
               (Ambac)
    2,000   San Jose Financing Authority, Civic Center Ser 2002 B (Ambac)           5.00     06/01/37      2,072,360
    1,000   Simi Valley Public Financing Authority, Ser 2004 COPs (Ambac)           5.00     09/01/30      1,049,480
            Puerto Rico Public Buildings Authority,
    3,000      Ser D (Ambac)                                                        0.00***  07/01/30      2,320,620
    1,000      Ser J (Ambac) (Mandatory Put 07/01/12)                               5.00***  07/01/36      1,086,040
 --------                                                                                               ------------
   19,965                                                                                                 20,231,467
 --------                                                                                               ------------

            Tax Allocation Revenue (17.0%)
    2,100   Burbank Public Financing Authority, Golden State Redevelopment          5.25     12/01/21      2,272,851
               2003 Ser A (Ambac)
    1,000   Chula Vista California Public Financing Authority Ser A 2005 (MBIA)     5.00     09/01/29      1,054,680
    1,000   Capistrano Unified School District, Community Facilities District       5.00     09/01/29      1,063,930
               #98-2 Ledera Ser 2005 Refg (FGIC)
    1,000   Long Beach Bond Finance Authority, Housing & Gas Utility                5.00     08/01/40      1,036,990
               2005 Ser A (Ambac)
    2,000   Milpitas Redevelopment Agency, Area #1 Ser 2003 (MBIA)                  5.00     09/01/22      2,106,600
    5,090   Poway Redevelopment Agency, Pagway Redevelopment DRIVERS                7.86++   06/15/11      5,842,048
               Ser 372 (MBIA)
    7,000   Rosemead Redevelopment Agency, Project #1 Ser 1993 A                    5.60     10/01/33      7,010,990
    2,000   San Diego Redevelopment Agency, Centre City Ser 2004 A (XLCA)           5.00     09/01/23      2,095,900
    2,000   San Jose Redevelopment Agency, Merged Area Ser 2002 (MBIA)              5.00     08/01/32      2,067,940
 --------                                                                                               ------------
   23,190                                                                                                 24,551,929
 --------                                                                                               ------------

            Transportation Facilities Revenue (12.4%)
   10,000   Foothill/Eastern Transportation Corridor Agency, Ser 1999               0.00+++  01/15/27      8,489,400
    2,000   Los Angeles, Harbor Department 1996 Ser B (AMT) (MBIA)                 5.375     11/01/19      2,063,160
    3,000   Port of Oaklang, Refg Ser N (AMT) (MBIA)                                5.00     11/01/22      3,117,180
    4,000   San Jose, Airport Ser 2001 A (FGIC)                                     5.00     03/01/31      4,128,600
 --------                                                                                               ------------
   19,000                                                                                                 17,798,340
 --------                                                                                               ------------

            Water & Sewer Revenue (27.6%)
    2,000   California Department of Water Resources, Central Valley                5.25     12/01/19      2,209,180
               Ser Y (FGIC)
    1,000   Hesperia California Community Redevelopment Agency Ser 2005 A (XLCA)    5.00     09/01/35      1,044,690
    2,000   Los Angeles, Wastewater Refg Ser 2003 B (FSA)                           5.00     06/01/22      2,129,600
    4,000   Los Angeles Department of Water & Power, Water 2001 Ser A              5.125     07/01/41      4,139,920
    8,400   Metropolitan Waterworks District of Southern California,                5.00     10/01/27      8,857,296
               2003 Ser B-2 (FGIC)
            Riverside,
    2,000      Water Ser 2001 (FGIC)                                                5.00     10/01/26      2,102,120
    2,000      Water Ser 2001 (FGIC)                                                5.00     10/01/31      2,097,660
    4,000   Sacramento County Sanitation Districts Financing Authority,             5.00     12/01/27      4,183,960
               Refg Ser 2001 (Ambac)
    1,500   Sacramento Financing Authority, Refg                                    5.00     12/01/29      1,583,610
    2,000   San Diego County Water Authority, Ser 2004 A COPs (FSA)                 5.00     05/01/29      2,119,460
    4,000   San Diego Public Facilities Authority, Sewer Ser 1993 A                 5.25     05/15/20      4,017,520
    5,000   San Francisco Public Utilities Commission, Water                        5.00     11/01/31      5,207,950
 --------                                                                                               ------------
               Refg Ser A 2001 (FSA)
   37,900                                                                                                 39,692,966
 --------                                                                                               ------------

            Other Revenue (5.2%)
    5,000   California Economic Recovery Ser 2004 A                                 5.00     07/01/16      5,360,550
    2,000   Puerto Rico Commonwealth Infrastructure Financing Authority Ser B       5.00     07/01/41      2,088,540
 --------                                                                                               ------------
    7,000                                                                                                  7,449,090
 --------                                                                                               ------------

            Refunded (1.6%)
    2,000   California State University, Fresno Event Center Ser 2002               6.00     07/01/12+     2,313,340
 --------                                                                                               ------------
  187,985   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (Cost $185,991,206)                              195,620,720
 --------                                                                                               ------------

            CALIFORNIA SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.0%)
      400   Irvine Assement District #03-19, Improvement Bond Act 1915              2.24*    09/02/29        400,000
               Ser A (Demand 08/01/05)
    3,900   Metropolitan Water District of Southern California Water 2000           2.24*    07/01/35      3,900,000
 --------                                                                                               ------------
               Ser B-3 (Demand 08/01/05)
    4,300   TOTAL CALIFORNIA SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Cost $4,300,000)                                                                              4,300,000
 --------                                                                                               ------------

 $192,285   TOTAL INVESTMENTS (Cost $190,291,206)(a)(b)                                         138.8%   199,920,720
 ========

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
            LIABILITIES IN EXCESS OF OTHER ASSETS                                                (0.6)      (852,179)

            PREFERRED SHARES OF BENEFICIAL INTEREST                                             (38.2)   (55,016,999)
                                                                                             --------   ------------
            NET ASSETS                                                                          100.0%  $144,051,542
                                                                                             ========   ============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT       Alternative Minimum Tax.

COPs      Certificates of Participation.

DRIVERS   Derivative Inverse Tax-Exempt Receipts.

+         Prerefunded to call date shown.

++ Currently a zero coupon security; will convert to 5.45% on July 1, 2012.

+++ Currently a zero coupon security; will covert to 5.875% on July 15, 2009.

*         Current coupon of variable rate demand obligation.

** A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $120,000.

*** Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a value of $5,842,048, which represents 4.1% of net assets applicable to common shareholders.

(a) Securities have been designated as collateral in an amount equal to $24,920,001 in connection with the open futures contracts.

(b) The aggregate cost for federal income tax purposes is $190,291,206. The aggregate gross unrealized appreciation is $9,688,328 and the aggregate gross unrealized depreciation is $58,814, resulting in net unrealized appreciation of $9,629,514.

Bond Insurance:

Ambac   Ambac Assurance Corporation.

FGIC    Financial Guaranty Insurance Company.

FSA     Financial Security Assurance Inc.

MBIA    Municipal Bond Investors Assurance Corporation.

XLCA    XL Capital Assurance Inc.

Futures Contracts Open at July 31, 2005:

NUMBER OF                    DESCRIPTION, DELIVERY      UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT          MONTH AND YEAR          AMOUNT AT VALUE   APPRECIATION
---------   ----------   ----------------------------   ---------------   ------------
   150         Short     U.S. Treasury Notes 5 Year,     $(16,080,470)      $239,822
                            September 2005
    50         Short     U.S. Treasury Notes 10 Year,      (5,549,219)        74,081
                            September 2005
                                                                            --------
                            Total unrealized appreciation..............     $313,903
                                                                            ========

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


                                        2
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Quality Municipal Securities


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2005


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
September 20, 2005


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